Intangible Asset	12 Months Ended
Sep. 30, 2023
Intangible Asset [Abstract]
INTANGIBLE ASSET

5. intangible asset

	(Predecessor)	(Successor)
	As of September 30,
	2022	2023
	HK$	HK$	US$
Software	—	5,116,814	653,422
Less: amortization	—	(511,681)	(65,342)
Software, net	—	4,605,133	588,080

Amortization expenses recognized for the years ended September 30, 2022 and 2023 were HK$ nil and HK$511,681 respectively.

The estimated aggregate amortization expenses for each of the five succeeding fiscal years and thereafter are as follows:

HK$
Years ending September 30,
2024	511,681
2025	511,681
2026	511,681
2027	511,681
2028	511,681
Thereafter	2,046,728
4,605,133